Application of New and Revised IFRS Accounting Standards	12 Months Ended
Dec. 31, 2025
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Application of New and Revised IFRS Accounting Standards

NOTE 3. Application of New and Revised IFRS Accounting Standards

(a)
Amendments to IFRSs and the new interpretation that are mandatorily effective for the current year.

New, Revised or Amended Standards and Interpretations	Effective date per IASB
Amendments to IAS 21 "Lack of Exchangeability"	January 1, 2025

The adoption of the aforementioned IFRSs did not have a material impact on the consolidated financial statements.

(b)
New and revised standards, amendments and interpretations in issue but not yet effective.

In preparing the accompanying consolidated financial statements, the Company has not adopted the following IFRS Accounting Standards.

New, Revised or Amended Standards and Interpretations	Effective date per IASB
Amendments to IFRS 10 and IAS 28 "Sale or Contribution of Assets Between an Investor and Its Associate or Joint Venture"	Effective date to be determined by IASB
Amendments to IFRS 9 and IFRS 7 "Amendments to the Classification and Measurement of Financial Instruments"	January 1, 2026
Annual Improvements to IFRS Accounting Standards—Volume 11	January 1, 2026
Amendments to IFRS 9 and IFRS 7 "Contracts Referencing Nature-dependent Electricity"	January 1, 2026
IFRS 18 "Presentation and Disclosure in Financial Statements"	January 1, 2027
IFRS 19 "Subsidiaries without Public Accountability: Disclosures"	January 1, 2027
IAS 21 "The Effects of Changes in Foreign Exchange Rates"	January 1, 2027

The above changes are not expected to have a material impact on the Company’s consolidated financial statements, except for IFRS 18 – Presentation and Disclosure in Financial Statements

IFRS 18 – Presentation and Disclosure in Financial Statements

IFRS 18 will supersede IAS 1 – Presentation of Financial Statements. The main changes include:

1.
Classification of items in the statement of profit or loss: Items of income and expenses will be classified into the following categories: operating, investing, financing, income taxes, and discontinued operations.
2.
Presentation of subtotals in the statement of profit or loss: The statement of profit or loss will present subtotals for operating profit or loss, profit or loss before financing and income taxes, and profit or loss.
3.
Enhanced guidance on aggregation and disaggregation: The Company will identify assets, liabilities, equity, income, expenses, and cash flows arising from individual transactions or other events, and classify and aggregate them into groups based on shared characteristics. This ensures that line items presented in the primary financial statements reflect at least one similar characteristic. Items with dissimilar characteristics will be disaggregated in the primary financial statements and in the notes. Items may be labeled as "other" only if no more informative label can be applied.
4.
Management performance measures (MPMs): the new standard introduces a definition for management performance measures, and requires companies to explain in a single note to the financial statements why the measure provides useful information, how it is calculated and reconcile it to an amount determined under IFRS Accounting Standards.

As of the date of issuance of the accompanying consolidated financial statements, the Company is still evaluating the potential effects of the amended standard on its financial position and financial performance upon initial adoption. Any significant impacts identified will be disclosed once the evaluation is completed.